Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As of December 31,
	2018	2017
	US$’000	US$’000
Cash on hand and cash at banks	60,778	46,093